CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Ordinary shares [Member]
Stock issuance costs	$ 169	$ 1,070